SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 289,425	$ 254,266
Less: current portion	101,207
Non-current portion	188,218	254,266
Bank Loan From The Trust In PRC [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	67,438	114,879
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	143,192
We Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 78,795	$ 139,387